Eaton Vance

New York Municipal Opportunities Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 97.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.9%
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds:
5.00%, 4/15/32	$245	$332,159
5.00%, 8/15/44	945	1,217,207

		$1,549,366

Cogeneration — 0.2%
Suffolk County Industrial Development Agency, NY, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$185	$186,804

		$186,804

Education — 9.4%
Buffalo and Erie County Industrial Land Development Corp., NY, (Global Concepts Charter School), 5.00%, 10/1/37	$405	$478,272
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/29	100	116,996
Dutchess County Local Development Corp., NY, (Marist College), 5.00%, 7/1/29	130	165,273
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/24	885	1,009,803
5.00%, 10/1/25	930	1,096,014
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	165	194,720
New York Dormitory Authority, (Rockefeller University), Green Bonds, 5.00%, 7/1/50	450	574,200
St. Lawrence County Industrial Development Agency, NY, (Clarkson University):
5.00%, 9/1/29(2)	90	111,276
5.00%, 9/1/34	125	163,604
5.00%, 9/1/35	125	163,311
Series 2021A, 5.00%, 9/1/30	50	64,855
Series 2021A, 5.00%, 9/1/31	90	118,702
Series 2021A, 5.00%, 9/1/32	70	92,116
Series 2021A, 5.00%, 9/1/33	100	131,261
Series 2021B, 5.00%, 9/1/30(2)	225	282,710
Series 2021B, 5.00%, 9/1/31(2)	260	332,748
Series 2021B, 5.00%, 9/1/32(2)	200	255,406
Series 2021B, 5.00%, 9/1/33(2)	225	286,630
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000	1,297,320
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
4.00%, 10/15/29	330	369,633
4.00%, 10/15/30	410	479,544
5.00%, 10/15/39	80	95,013

		$7,879,407

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 5.4%
Long Island Power Authority, NY, Electric System Revenue:
1.00%, 9/1/25	$180	$182,149
4.00%, 9/1/39	1,650	1,989,785
New York Power Authority:
4.00%, 11/15/45	1,140	1,363,668
4.00%, 11/15/50	355	422,667
4.00%, 11/15/55	480	567,614

		$4,525,883

General Obligations — 5.2%
East Meadow Union Free School District, NY, 3.00%, 6/15/31	$895	$1,024,811
Great Neck Union Free School District, NY, 4.00%, 6/15/31	590	724,933
Hempstead, NY, 4.00%, 6/15/31(2)	1,090	1,319,892
New York, NY:
4.00%, 3/1/36	40	48,270
4.00%, 8/1/38	635	755,561
Valley Stream, NY:
2.00%, 5/15/25	235	229,492
2.125%, 5/15/26	240	232,509

		$4,335,468

Hospital — 13.7%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 5.00%, 10/1/31	$650	$833,300
Build NYC Resource Corp., NY, (New York Methodist Hospital), Escrowed to Maturity, 5.00%, 7/1/24	400	455,276
Dutchess County Local Development Corp., NY, (Nuvance Health), 5.00%, 7/1/24	140	158,549
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	1,390	1,608,980
4.00%, 11/1/29	1,100	1,265,165
Nassau County Local Economic Assistance and Financing Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,005,650
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	546,770
New York Dormitory Authority, (Catholic Health System Obligated Group):
5.00%, 7/1/30	625	798,719
5.00%, 7/1/32	640	812,653
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/37	400	468,640
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,000	1,172,210
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/23(1)	400	440,892
5.00%, 12/1/24(1)	600	684,108
5.00%, 12/1/25(1)	500	578,385
Series 2017, 5.00%, 12/1/26(1)	500	611,115

		$11,440,412

Security	Principal Amount (000’s omitted)	Value
Housing — 1.5%
Albany Capital Resource Corp., NY, (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	$300	$364,509
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/24	165	183,351
5.00%, 6/1/25	170	194,625
5.00%, 6/1/26	170	200,112
5.00%, 6/1/27	240	288,869

		$1,231,466

Industrial Development Revenue — 6.8%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$540	$580,111
Essex County Industrial Development Agency, NY, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	625	658,619
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,255,035
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	250	271,312
(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	1,085,100
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	1,000	1,211,250
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	610	644,312

		$5,705,739

Insured-Electric Utilities — 3.0%
Long Island Power Authority, NY, Electric System Revenue, (AGC), 5.25%, 9/1/29	$255	$336,200
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,050	2,211,950

		$2,548,150

Insured-General Obligations — 9.6%
Buffalo, NY, (AGM), 5.00%, 4/1/32	$1,000	$1,399,130
Clinton County, NY, (AGM), (AMT), 3.50%, 6/1/27	1,000	1,115,230
East Ramapo Central School District, NY, (AGM), 4.00%, 12/15/27	1,265	1,485,818
Nassau County, NY, (AGM), 4.00%, 4/1/47	590	704,472
Yonkers, NY:
(AGM), 5.00%, 2/15/31	825	1,101,763
(AGM), Series 2021A, 5.00%, 2/15/29	950	1,222,033
(AGM), Series 2021B, 5.00%, 2/15/29	740	953,771

		$7,982,217

Insured-Other Revenue — 0.8%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 5.00%, 1/1/30	$500	$656,255

		$656,255

Insured-Solid Waste — 1.3%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/26	$150	$178,531
(AGM), (AMT), 5.00%, 5/1/28	740	900,062

		$1,078,593

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 0.4%
Buffalo Municipal Water Finance Authority, NY:
(AGM), 5.00%, 7/1/29	$125	$151,217
(AGM), 5.00%, 7/1/31	140	168,829

		$320,046

Lease Revenue/Certificates of Participation — 0.7%
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42	$475	$570,347

		$570,347

Other Revenue — 5.9%
Albany Parking Authority, NY, 5.00%, 7/15/23	$700	$760,697
Chautauqua County Capital Resource Corp., NY, (Jamestown Center City Development Corp.), 1.75% to 11/1/24 (Put Date), 11/1/31	1,650	1,699,929
New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/32	1,250	1,646,012
New York City Cultural Resources Trust, NY, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31	315	430,526
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/30	330	422,100

		$4,959,264

Senior Living/Life Care — 8.6%
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry):
4.00%, 11/1/45	$300	$327,639
5.25%, 11/1/25	750	895,657
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,599,569
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	1,000	1,181,130
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	120	121,734
Westchester County Local Development Corp., NY, (Kendal on Hudson):
4.00%, 1/1/23	340	351,951
5.00%, 1/1/28	1,090	1,154,789
5.00%, 1/1/34	480	506,098
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association):
5.00%, 7/1/24	340	385,482
5.00%, 7/1/25	260	304,096
5.00%, 7/1/26	290	337,522

		$7,165,667

Solid Waste — 0.7%
Onondaga County Resource Recovery Agency, NY, (AMT), 5.00%, 5/1/25	$540	$621,054

		$621,054

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 10.6%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$100	$123,257
Nassau County Interim Finance Authority, NY, Sales Tax Revenue:
4.00%, 11/15/32	500	637,670
4.00%, 11/15/35	250	314,168
5.00%, 11/15/32	500	685,540
5.00%, 11/15/35	250	339,828
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/37	500	548,285
4.00%, 11/1/38	475	564,481
4.00%, 5/1/41	950	1,123,175
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/40	1,000	1,250,650
(AMT), 5.00%, 3/15/30	1,875	2,413,837
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/38	695	836,759

		$8,837,650

Transportation — 11.3%
Albany County Airport Authority, NY, (AMT), 5.00%, 12/15/25	$500	$592,940
New York Thruway Authority:
5.00%, 1/1/39	95	121,630
5.00%, 1/1/40	905	1,156,889
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	1,000	1,125,360
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/39	850	1,026,171
(AMT), 4.00%, 12/1/40	50	59,299
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport):
(AMT), 5.00%, 4/1/24	795	892,642
(AMT), 5.00%, 4/1/28	520	652,163
(AMT), 5.00%, 4/1/29	275	352,091
(AMT), 5.00%, 4/1/30	455	579,110
Port Authority of New York and New Jersey:
(AMT), 3.00%, 10/1/28	500	567,800
(AMT), 5.00%, 11/1/30	1,100	1,423,873
(AMT), 5.00%, 10/15/35	740	891,789

		$9,441,757

Water and Sewer — 0.8%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/40	$145	$171,850
5.00%, 6/15/48	440	535,537

		$707,387

Total Tax-Exempt Municipal Obligations — 97.8% (identified cost $77,251,319)		$81,742,932

Taxable Municipal Obligations — 3.1%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.8%
New York, 1.50%, 3/15/26	$1,500	$1,538,055

		$1,538,055

Insured-Other Revenue — 0.3%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium):
(AGM), 2.236%, 1/1/34	$95	$92,860
(AGM), 2.336%, 1/1/35	140	136,946

		$229,806

Special Tax Revenue — 1.0%
New York Dormitory Authority, Personal Income Tax Revenue, 1.538%, 3/15/27	$865	$869,611

		$869,611

Total Taxable Municipal Obligations — 3.1% (identified cost $2,632,986)		$2,637,472

Miscellaneous — 0.4%

Security	Units	Value
Real Estate — 0.4%
CMS Liquidating Trust(1)(3)(4)	150	$327,519

Total Miscellaneous — 0.4% (identified cost $480,000)		$327,519

Total Investments — 101.3% (identified cost $80,364,305)		$84,707,923

Other Assets, Less Liabilities — (1.3)%		$(1,112,722)

Net Assets — 100.0%		$83,595,201

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2021, 15.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 12.1% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $5,540,831 or 6.6% of the Fund’s net assets.

(2)	When-issued/delayed delivery security.

(3)	Non-income producing security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at June 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Obligations	$—	$81,742,932	$—	$81,742,932
Taxable Municipal Obligations	—	2,637,472	—	2,637,472
Miscellaneous	—	—	327,519	327,519
Total Investments	$—	$84,380,404	$327,519	$84,707,923

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.